Deposits and Subordinated Debt	6 Months Ended
Apr. 30, 2020
Text Block [Abstract]
Deposits and Subordinated Debt
Note
5
: Deposits and Subordinated Debt
Deposits

	Payable on demand				Payable		Payable on
(Canadian $ in millions)	Interest bearing		Non-interest bearing		after notice		a fixed date (4)(5)		Total
	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
Deposits by:
Banks (1) (6)	2,501	1,996	2,006	1,530	1,486	1,017	30,895	19,273	36,888	23,816
Business and government	42,572	29,083	38,601	33,853	111,229	85,022	204,948	195,199	397,350	343,157
Individuals	4,331	3,361	26,420	23,084	105,361	94,304	83,360	80,421	219,472	201,170
Total (2) (3)	49,404	34,440	67,027	58,467	218,076	180,343	319,203	294,893	653,710	568,143
Booked in:
Canada	38,237	27,338	56,931	49,911	103,190	90,630	209,194	181,835	407,552	349,714
United States	9,733	6,043	10,061	8,531	113,688	88,604	82,047	86,368	215,529	189,546
Other countries	1,434	1,059	35	25	1,198	1,109	27,962	26,690	30,629	28,883
Total	49,404	34,440	67,027	58,467	218,076	180,343	319,203	294,893	653,710	568,143

(1)	Includes regulated and central banks.
(2)	Includes structured notes designated at fair value through profit or loss (Note 7 ).
(3)
As at April 30, 2020 and October 31, 2019, total deposits payable on a fixed date included $36,435 million and $25,438 million, respectively, of federal funds purchased and commercial paper issued and other deposit liabilities. Included in deposits as at April 30, 2020 and October 31, 2019 are $316,260 million and $279,860 million, respectively, of deposits denominated in U.S. dollars, and $42,227 million and $36,680 million, respectively, of deposits denominated in other foreign currencies.

(4)
Includes $283,717 million of deposits, each greater than one hundred thousand dollars, of which $180,910 million were booked in Canada, $74,852 million were booked in the United States and $27,955 million were booked in other countries ($258,862 million, $152,499 million, $79,682 million and $26,681 million, respectively, as at October 31, 2019). Of the $
180,910
million of deposits booked in Canada, $33,643 million mature in less than three months, $18,086 million mature in three to six months, $36,815 million mature in six to twelve months and $92,366 million mature after twelve months ($
152,499
 million, $26,234 million, $8,400 million, $31,155 million and $86,710 million, respectively, as at October 31,

2019). Certain comparative figures have been reclassified to conform with the current period’s presentation.

(5)
Includes $24,703 million of senior unsecured debt as at April 30, 2020 subject to the Bank Recapitalization
(Bail-In)
regime ($16,248 million as at October 31, 2019). The
Bail-In
regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares if the bank becomes non-viable.

(6)	Includes $14,206 million of deposits with the Bank of Canada, where we have used our own bearer deposit notes as collateral under its term repo facility ($nil as at October 31, 2019).
Subordinated Debt
During the three and six months ended April 30, 2020, we did not issue or redeem any subordinated debt.